Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Nov. 25, 2019
Document Effective Date	Dec. 01, 2019
Prospectus Date	Dec. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Global Equity Fund | Class C
Risk/Return:
Trading Symbol	EHGCX
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX
Eaton Vance Hexavest International Equity Fund | Class A
Risk/Return:
Trading Symbol	EHIAX
Eaton Vance Hexavest International Equity Fund | Class I
Risk/Return:
Trading Symbol	EHIIX
Parametric Research Affiliates Systematic Alternative Risk Premia Fund | Institutional Class
Risk/Return:
Trading Symbol	ESATX